CONDENSED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,500	$ 2,345	$ 5,530
Prepaid expenses	194	77	0
Total current assets	1,694	2,422	5,530
Office equipment, net of accumulated depreciation of $13 and $10	17	12	9
Intangible assets, net of accumulated amortization of $86 and $77	127	136	152
Other assets	3	3	0
Total assets	1,841	2,573	5,691
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	1,007	728	70
Accrued expenses	828	1,292	728
Warrant derivative - short-term	355	1,176	0
Convertible notes - stockholder	105	105	105
Total current liabilities	2,295	3,301	903
Warrant derivative - long-term		0	1,734
Total liabilities	2,295	3,301	2,637
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, par value $0.0001 per share; 10,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, par value $0.0001 per share; 80,000,000 shares authorized, 23,794,608 and 22,298,424 shares issued and outstanding, respectively	2	2	2
Additional paid-in capital	28,868	26,353	23,215
Deficit accumulated during the development-stage	(29,324)	(27,083)	(20,163)
Total stockholders' equity (deficit)	(454)	(728)	3,054
Total liabilities and stockholders’ equity (deficit)	$ 1,841	$ 2,573	$ 5,691